Subsequent events (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Subsequent Event [Line Items]
Carrying value of long-term held-to-maturity debt securities		$ 522
Subsequent Event [Member]
Subsequent Event [Line Items]
Payments for Rent	$ 0